UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-03957
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                4-6-2005
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        -------------------

Form 13F Information Table Entry Total:         90
                                        -------------------

Form 13F Information Table Value Total: $  248,461
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                   (000)                  (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100       3,974      85,234    X                                           85,234
ABERCROMBIE & FITCH        COM       002896207       3,716      64,925    X                                           64,925
ALLIANT TECHSYSTEMS        COM       018804104       6,823      95,489    X                                           95,489
AMBAC                      COM       023139108         733       9,800    X                                            9,800
AMERICAN EXPRESS           COM       025816109       2,217      43,154    X                                           43,154
AMETEK                     COM       031100100       8,812     218,920    X                                          218,920
AMGEN                      COM       031162100       3,814      65,521    X                                           65,521
ANHEUSER BUSCH             COM       035229103       3,207      67,678    X                                           67,678
APPLIED MATERIALS          COM       038222105         494      30,400    X                                           30,400
AVON PRODUCTS              COM       054303102       2,600      60,550    X                                           60,550
BANK OF AMERICA            COM       06605F102       1,040      23,584    X                                           23,584
BARD (C.R.)                COM       067383109       2,615      38,410    X                                           38,410
BARR PHARMACEUTICALS       COM       068306109       1,728      35,391    X                                           35,391
BECKMAN COULTER INC        COM       075811109       5,848      88,005    X                                           88,005
BED BATH & BEYOND          COM       075896100       3,245      88,803    X                                           88,803
BIOMET                     COM       090613100       2,702      74,436    X                                           74,436
BLACK & DECKER             COM       091797100         593       7,505    X                                            7,505
BROWN & BROWN INC          COM       115236101       2,837      61,547    X                                           61,547
C H ROBINSON WORLDWIDE     COM       12541W100         590      11,450    X                                           11,450
C S G SYSTEMS INTL         COM       126349109         337      20,700    X                                           20,700
CATALINA MARKETING         COM       148867104       1,975      76,270    X                                           76,270
CHRISTOPHER & BANKS        COM       171046105       1,762     100,133    X                                          100,133
CISCO SYSTEMS              COM       17275R102         713      39,882    X                                           39,882
CITIGROUP                  COM       172967101         428       9,524    X                                            9,524
CLARCOR INC                COM       179895107       3,322      63,925    X                                           63,925
COCA COLA                  COM       191216100       1,321      31,703    X                                           31,703
COLGATE PALMOLIVE          COM       194162103       1,030      19,751    X                                           19,751
DELL                       COM       247025109       6,333     164,845    X                                          164,845
DIONEX                     COM       254546104         275       5,050    X                                            5,050
DOLLAR TREE STORES         COM       256747106       2,486      86,536    X                                           86,536
DONALDSON COMPANY          COM       257651109       2,433      75,365    X                                           75,365
EATON                      COM       278058102       1,592      24,350    X                                           24,350
EATON VANCE                COM       278265103         281      12,000    X                                           12,000
ECOLAB                     COM       278865100         364      11,000    X                                           11,000
EQUIFAX                    COM       294429105       2,128      69,325    X                                           69,325
EXPEDITORS INT'L           COM       302130109       7,275     135,860    X                                          135,860
EXXON MOBIL                COM       30231G102         208       3,494    X                                            3,494
FACTSET RESEARCH SYSTEMS   COM       303075105       2,544      77,061    X                                           77,061
FORD                       COM       345370100         444      39,210    X                                           39,210
FRANKLIN ELECTRIC CO       COM       353514102       3,632      96,275    X                                           96,275
FREDDIE MAC                COM       313400301       2,687      42,508    X                                           42,508
GALLAGHER, (ARTHUR, J.)    COM       363576109       3,635     126,200    X                                          126,200
GANNETT                    COM       364730101       1,426      18,031    X                                           18,031
GARMIN LTD                 COM       G37260109       5,178     111,785    X                                          111,785
GENERAL DYNAMICS           COM       369550108       4,357      40,700    X                                           40,700
GENERAL ELECTRIC           COM       369604103         377      10,464    X                                           10,464
GENERAL MOTORS             COM       370442105         961      32,706    X                                           32,706
GRACO INC                  COM       384109104       7,361     182,373    X                                          182,373
GUIDANT CORP               COM       401698105       5,425      73,410    X                                           73,410
HARLEY DAVIDSON INC        COM       412822108       3,913      67,749    X                                           67,749
I B M                      COM       459200101       3,169      34,675    X                                           34,675
I M S HEALTH               COM       449934108         380      15,600    X                                           15,600
INTEGRATED CIRCUIT SYS     COM       45811K208       2,007     104,950    X                                          104,950
INTEL                      COM       458140100       1,657      71,334    X                                           71,334
JOHNSON CONTROLS           COM       478366107       3,279      58,814    X                                           58,814
JOHNSON & JOHNSON          COM       478160104       3,581      53,314    X                                           53,314
KB HOME                    COM       48666K109       3,084      26,260    X                                           26,260
KELLOGG                    COM       191216100       3,147      72,725    X                                           72,725
KIMBERLY-CLARK             COM       494368103       3,278      49,871    X                                           49,871
LENNAR CORP                COM       526057104         354       6,250    X                                            6,250
LEXMARK INTL GROUP         COM       529771107       1,515      18,940    X                                           18,940
LILLY ELI & CO             COM       532457108       2,509      48,162    X                                           48,162
M B N A                    COM       55262L100       4,664     189,964    X                                          189,964
M G I C INVESTMENT         COM       552848103       2,367      38,375    X                                           38,375
MATTHEWS INTL CORP         COM       577128101         482      14,700    X                                           14,700
MC CORMICK                 COM       579780206       7,024     204,019    X                                          204,019
MCGRAW-HILL                COM       580645109       2,251      25,800    X                                           25,800
MEDTRONIC                  COM       585055106         295       5,798    X                                            5,798
METTLER TOLEDO INTL        COM       592688105       5,965     125,575    X                                          125,575
NATIONAL CITY CORP         COM       635405103       4,464     133,266    X                                          133,266
NORTH FORK BANCORP         COM       659424105       5,547     199,973    X                                          199,973
OCCIDENTAL PETROLEUM       COM       674599105       1,450      20,375    X                                           20,375
ORACLE                     COM       68389X105       4,918     394,085    X                                          394,085
PATTERSON COMPANIES        COM       703412106       8,145     163,066    X                                          163,066
PEPSICO                    COM       713448108       2,306      43,476    X                                           43,476
PFIZER                     COM       717081103       3,117     118,665    X                                          118,665
PITNEY BOWES               COM       724479100         508      11,250    X                                           11,250
PLANTRONICS                COM       727493108       4,104     107,763    X                                          107,763
POLARIS INDUSTRIES         COM       731068102       4,733      67,387    X                                           67,387
PROCTER & GAMBLE           COM       742718109       4,055      76,515    X                                           76,515
PROVIDIAN FINANCIAL        COM       74406A102         587      34,225    X                                           34,225
RAYMOND JAMES FINL         COM       754730109       1,665      54,964    X                                           54,964
ROSS STORES                COM       778296103       3,650     125,245    X                                          125,245
S E I INVESTMENTS          COM       784117103       5,818     160,892    X                                          160,892
SAFEWAY                    COM       786514208         573      30,900    X                                           30,900
SKECHERS USA               COM       830566105         757      48,900    X                                           48,900
SUPERIOR INDUSTRIES        COM       868168105         772      29,220    X                                           29,220
UNITED TECHNOLOGIES        COM       913017109         820       8,071    X                                            8,071
VERIZON COMMUNICATIONS     COM       92343V104         568      16,000    X                                           16,000
WATERS                     COM       941848103       5,105     142,636    X                                          142,636